Other Operating Income - Summary of Other Operating Income (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Operating Income [line items]
Other Operating Income	$ 90,836,650	$ 69,806,539	$ 65,633,895
Fees for Product Package
Disclosure Of Other Operating Income [line items]
Other Operating Income	15,063,312	17,249,945	18,514,125
Other Adjustments and Interest on sundry Credits
Disclosure Of Other Operating Income [line items]
Other Operating Income	37,134,394	13,792,004	15,424,588
Rental of Safety Deposit Boxes
Disclosure Of Other Operating Income [line items]
Other Operating Income	4,005,431	3,950,001	3,808,196
Other Financial Income
Disclosure Of Other Operating Income [line items]
Other Operating Income	1,099,101	912,692	1,703,019
Other Income from Services
Disclosure Of Other Operating Income [line items]
Other Operating Income	19,620,559	14,776,894	12,459,178
Reversed allowances
Disclosure Of Other Operating Income [line items]
Other Operating Income	64,949	1,968,716	4,998,476
Others
Disclosure Of Other Operating Income [line items]
Other Operating Income	$ 13,848,904	$ 17,156,287	$ 8,726,313